Authorized and Outstanding Equity (Parenthetical) (Detail)	Sep. 30, 2013
Class A Common Stock
Class of Stock [Line Items]
Common stock, shares outstanding	14,287,436
Class A Common Stock | Employee Partners
Class of Stock [Line Items]
Common stock, shares outstanding	1,575,157
Class B Common Stock
Class of Stock [Line Items]
Common stock, shares outstanding	25,629,149
Class B Common Stock | Employee Partners
Class of Stock [Line Items]
Common stock, shares outstanding	25,629,149
Class C Common Stock
Class of Stock [Line Items]
Common stock, shares outstanding	29,001,959
Class C Common Stock | AIC
Class of Stock [Line Items]
Common stock, shares outstanding	9,627,644